INCOME AND MINING TAXES - Temporary differences and unused tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
INCOME AND MINING TAXES
Taxable temporary difference not recognized as deferred income tax	$ 962,000	$ 469,100
Other deductible temporary differences
INCOME AND MINING TAXES
Unrecognized deductible temporary differences and unused tax losses	$ 1,012,924	$ 420,154